PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 92.5% of Net Assets
Non-Convertible Bonds – 90.9%
	ABS Car Loan – 7.3%
$ 11,010,225	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023(a)	$11,163,264
7,865,000	American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.890%, 9/12/2025, 144A	8,097,809
1,965,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,075,419
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	11,211,281
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	27,414,291
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,935,018
1,395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026	1,422,982
1,940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	2,082,211
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	9,106,367
3,650,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.910%, 1/15/2025	3,800,948
13,585,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025(b)(c)	14,320,440
5,811,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.410%, 10/15/2025	6,086,377
2,315,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, 1/15/2026	2,411,924
4,625,000	CarMax Auto Owner Trust, Series 2020-1, Class D, 2.640%, 7/15/2026	4,780,122
3,000,000	Chase Auto Credit Linked Notes, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	2,999,552
23,320,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	24,288,036
2,525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	2,580,396
275,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	280,993
6,555,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	6,894,646
16,395,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	17,096,424
3,700,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026	3,868,289
10,760,000	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	11,161,431
3,950,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	4,070,116
3,400,000	DT Auto Owner Trust, Series 2019-3A, Class D, 2.960%, 4/15/2025, 144A	3,517,945
7,410,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	7,344,651

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Car Loan – continued
$ 3,790,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	$3,932,793
4,610,000	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025, 144A	4,797,981
30,600,000	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024(a)	30,704,989
15,340,000	Ford Credit Auto Owner Trust, Series 2020-C, Class A3, 0.410%, 7/15/2025(a)	15,360,100
27,290,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025(a)	27,243,973
8,555,000	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	8,908,819
8,617,748	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/2023(a)	8,734,947
6,255,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024(a)	6,346,604
10,120,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025(a)	10,110,186
1,400,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	1,422,051
4,379,189	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023(a)	4,445,702
16,245,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	16,221,969
6,655,000	Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.930%, 7/15/2024(a)	6,775,816
18,955,000	Nissan Auto Receivables Owner Trust, Series 2020-B, Class A3, 0.550%, 7/15/2024(a)	19,013,192
12,815,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	14,082,160
27,665,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	28,684,212
6,995,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	7,266,051
8,455,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.680%, 10/15/2025	8,719,820
2,900,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	2,948,381
9,480,000	Toyota Auto Receivables Owner Trust, Series 2021-A, Class A2, 0.160%, 7/17/2023(a)	9,475,005
15,495,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class D, 3.670%, 3/15/2024, 144A	15,994,689

		452,200,372

	ABS Credit Card – 0.5%
939,000	American Express Credit Account Master Trust, Series 2018-8, Class A, 3.180%, 4/15/2024	951,700
8,000,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024(a)	8,203,149
3,460,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/17/2024, 144A	3,465,411

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Credit Card – continued
$ 11,730,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/2024(a)	$12,001,574
1,690,000	Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2, 2.190%, 11/20/2023	1,711,371
6,355,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	6,355,961

		32,689,166

	ABS Home Equity – 5.6%
15,451,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	16,617,591
470,486	Bayview Opportunity Master Fund IVb Trust, Series 2019-RN4, Class A1, 3.278%, 10/28/2034, 144A(d)	471,730
1,250,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class B2, 4.750%, 1/28/2055, 144A(d)	1,325,572
3,326,957	Bayview Opportunity Master Fund V Trust, Series 2020-RN3, Class A1, 3.228%, 9/25/2035, 144A(d)	3,365,664
3,385,082	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 0.894%, 11/16/2066, 144A(a)(e)	3,398,017
417,297	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(d)	418,702
4,904,679	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(d)	4,948,457
1,843,657	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(d)	1,852,723
5,982,984	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(a)(d)	6,280,988
2,434,000	CoreVest American Finance Trust, Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	2,558,843
4,750,573	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A(a)	4,948,913
2,929,000	CoreVest American Finance Trust, Series 2019-3, Class B, 3.163%, 10/15/2052, 144A	3,031,807
1,259,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.845%, 5/15/2052, 144A(d)	1,406,216
4,421,916	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 2.691%, 3/25/2060, 144A(d)	4,474,479
7,301,692	CSMC Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(d)	7,284,371
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037, 144A	1,552,589
11,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037, 144A	11,545,624
3,083,000	FirstKey Homes Trust, Series 2020-SRF1, Class D, 2.241%, 9/17/2025, 144A	3,092,053
7,214,592	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)(d)	7,447,608
473,072	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.638%, 8/25/2060, 144A(e)	473,503
2,759,573	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039, 144A	2,729,691

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 2,569,627	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039, 144A	$2,497,072
3,050,000	Invitation Homes Trust, Series 2018-SFR4, Class D, 1-month LIBOR + 1.650%, 1.758%, 1/17/2038, 144A(e)	3,067,525
7,020,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(a)(d)	7,190,221
895,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(d)	918,113
10,495,521	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(d)	10,615,164
357,230	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.750%, 1/25/2059, 144A(d)	357,478
3,559,687	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(d)	3,590,981
7,302,589	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.438%, 5/25/2059, 144A(d)	7,331,142
7,563,085	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(d)	7,641,659
1,952,813	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A	1,988,098
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(d)	1,567,282
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(d)	2,926,583
4,026,793	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(a)(d)	4,260,491
9,646,923	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(a)(d)	9,957,752
5,339,366	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072%, 12/26/2059, 144A(d)	5,389,517
15,770,256	Preston Ridge Partners Mortgage LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025, 144A(d)	15,805,854
2,049,832	Preston Ridge Partners Mortgage LLC, Series 2020-2, Class A1, 3.671%, 8/25/2025, 144A(d)	2,072,595
6,509,582	Preston Ridge Partners Mortgage LLC, Series 2020-3, Class A1, 2.857%, 9/25/2025, 144A(d)	6,556,071
5,856,823	Preston Ridge Partners Mortgage LLC, Series 2020-4, Class A1, 2.951%, 10/25/2025, 144A(d)	5,873,550
12,523,736	Preston Ridge Partners Mortgage LLC, Series 2020-5, Class A1, 3.104%, 11/25/2025, 144A(d)	12,610,964
1,332,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	1,342,609
2,290,000	Progress Residential Trust, Series 2018-SFR3, Class D, 4.427%, 10/17/2035, 144A	2,315,605
2,530,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/2035, 144A	2,566,238
2,830,000	Progress Residential Trust, Series 2019-SFR1, Class D, 4.168%, 8/17/2035, 144A	2,883,372
4,732,000	Progress Residential Trust, Series 2019-SFR2, Class D, 3.794%, 5/17/2036, 144A	4,817,654
1,690,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/2036, 144A	1,725,265

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 3,860,000	Progress Residential Trust, Series 2019-SFR4, Class D, 3.136%, 10/17/2036, 144A	$3,911,629
155,000	Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/2037, 144A	159,204
295,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	293,968
1,818,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027, 144A	1,802,779
5,780,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	5,780,665
9,384,691	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(d)	9,383,630
380,000	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(d)	380,181
3,450,337	RCO V Mortgage LLC, Series 2020-1, Class A1, 3.105%, 9/25/2025, 144A(d)	3,477,843
1,479,239	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(d)	1,507,084
2,378,672	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(a)(d)	2,424,476
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(d)	5,032,823
6,390,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 1.609%, 2/25/2057, 144A(e)	6,467,011
840,763	Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500%, 11/25/2060, 144A(d)	841,924
465,307	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/2055, 144A(d)	467,175
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(d)	1,792,222
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(d)	2,005,127
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058, 144A(d)	18,534,826
8,517,939	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)(d)	8,898,807
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(d)	3,482,469
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038, 144A	3,959,042
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038, 144A	2,664,237
2,666,307	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(d)	2,670,845
3,660,306	Vericrest Opportunity Loan Trust, Series 2020-NPL2, Class A1A, 2.981%, 2/25/2050, 144A(d)	3,660,998
3,451,375	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(d)	3,450,874
9,506,632	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(d)	9,456,531
8,656,796	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(d)	8,650,107

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 6,191,821	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(d)	$6,185,011
12,570,000	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(d)	12,565,062

		347,000,546

	ABS Other – 3.5%
5,560,000	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	5,544,200
8,378,125	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	8,392,974
8,133,996	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	8,136,604
5,940,000	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	5,802,590
940,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	950,160
945,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	963,474
36,648,141	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)(c)(f)	20,156,478
4,934,216	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	4,992,800
2,806,699	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	2,803,763
1,975,000	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A	2,012,970
3,645,000	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A	3,732,109
1,980,000	HPEFS Equipment Trust, Series 2020-2A, Class C, 2.000%, 7/22/2030, 144A	2,029,712
2,795,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	2,781,286
7,333,108	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	7,344,270
12,533,696	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	12,652,183
3,716,923	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	3,763,116
1,823,744	Marlette Funding Trust, Series 2019-4A, Class A, 2.390%, 12/17/2029, 144A	1,837,534
442,469	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A	444,971
1,922,375	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(d)	1,843,707
949,627	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037, 144A	1,003,418
578,129	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A	589,432
8,040,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	8,280,963

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Other – continued
$ 4,675,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A	$5,016,294
6,585,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A(a)	6,605,111
15,029,627	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	14,732,001
530,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	524,500
1,990,000	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	1,993,171
690,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 3.509%, 9/15/2032(e)	690,150
1,065,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 3.506%, 9/15/2032(e)	1,065,232
13,765,000	SoFi Consumer Loan Program Trust, Series 2019-1, Class C, 3.730%, 2/25/2028, 144A(a)	14,095,126
3,410,857	SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 3.650%, 2/25/2027, 144A(a)	3,469,012
6,720,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A	6,886,149
6,805,000	SoFi Consumer Loan Program Trust, Series 2019-2, Class C, 3.460%, 4/25/2028, 144A	6,985,449
12,755,000	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A	13,128,084
7,370,000	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	7,529,022
6,397,067	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	6,208,938
6,731,908	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	6,484,385
13,575,000	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	13,246,142

		214,717,480

	ABS Student Loan – 1.1%
745,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	745,500
5,460,444	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051, 144A(a)	5,458,526
3,175,000	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	3,142,743
6,241,580	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044, 144A(a)	6,380,401
8,825,000	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050, 144A(a)	8,777,096
1,957,281	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A(a)	1,969,591
6,902,303	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A(a)	6,880,204
560,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	544,099

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Student Loan – continued
$ 576,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.510%, 6/15/2032(e)	$576,157
437,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 3.507%, 6/15/2032(e)	437,119
853,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.453%, 3/15/2033(e)	853,228
578,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.506%, 3/15/2033(e)	578,155
2,500,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A	2,599,672
565,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A	582,033
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A	1,539,597
9,261,001	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A(a)	9,827,135
15,888,180	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A(a)	16,535,340
1,100,000	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	1,129,877

		68,556,473

	ABS Whole Business – 1.0%
9,909,367	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	10,616,663
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,793,574
7,187,545	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	7,762,117
2,897,390	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	3,119,272
5,191,503	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	5,592,961
4,073,850	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	4,281,983
1,667,888	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	1,598,904
17,360,625	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	18,500,031
2,491,313	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	2,625,619
2,230,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841%, 12/05/2050, 144A	2,258,388

		60,149,512

	Aerospace & Defense – 3.8%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030, 144A	14,457,085
29,500,000	Boeing Co. (The), 2.196%, 2/04/2026	29,408,520
3,780,000	Boeing Co. (The), 2.250%, 6/15/2026	3,785,317

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$ 4,874,000	Boeing Co. (The), 2.950%, 2/01/2030	$4,860,435
655,000	Boeing Co. (The), 3.100%, 5/01/2026	693,816
3,225,000	Boeing Co. (The), 3.200%, 3/01/2029	3,265,993
2,036,000	Boeing Co. (The), 3.250%, 2/01/2035	1,973,123
9,088,000	Boeing Co. (The), 3.375%, 6/15/2046	8,036,455
1,427,000	Boeing Co. (The), 3.500%, 3/01/2039	1,370,303
850,000	Boeing Co. (The), 3.550%, 3/01/2038	822,010
3,564,000	Boeing Co. (The), 3.625%, 3/01/2048	3,290,019
2,111,000	Boeing Co. (The), 3.650%, 3/01/2047	1,939,235
14,352,000	Boeing Co. (The), 3.750%, 2/01/2050	13,707,452
1,932,000	Boeing Co. (The), 3.825%, 3/01/2059	1,797,442
3,241,000	Boeing Co. (The), 3.850%, 11/01/2048	3,127,452
7,330,000	Boeing Co. (The), 3.900%, 5/01/2049	7,112,107
4,795,000	Boeing Co. (The), 3.950%, 8/01/2059	4,609,484
8,060,000	Boeing Co. (The), 5.150%, 5/01/2030	9,283,069
5,676,000	Boeing Co. (The), 5.705%, 5/01/2040	6,945,872
37,793,000	Boeing Co. (The), 5.805%, 5/01/2050	47,579,514
8,696,000	Boeing Co. (The), 5.930%, 5/01/2060	11,158,057
4,465,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	4,633,063
4,350,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,533,787
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	7,511,924
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	4,708,889
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	835,490
1,335,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	1,308,300
29,075,000	Textron, Inc., 3.000%, 6/01/2030	29,532,285

		232,286,498

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Airlines – 1.0%
$ 2,410,489	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	$2,413,237
1,715,855	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	1,604,753
6,470,547	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	6,119,131
12,726,245	American Airlines Pass Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	12,241,127
1,506,441	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,414,533
5,486,481	American Airlines Pass Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	5,219,923
3,331,919	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	3,060,395
18,996,916	American Airlines Pass Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	17,333,546
6,331,527	British Airways Pass Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030, 144A	6,148,419
246,393	Continental Airlines Pass Through Certificates, Series 2001-1, Class A-1, 6.703%, 12/15/2022	245,597
849,817	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	885,960
3,537,819	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	3,692,048
2,513,448	United Airlines Pass Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	2,527,596

		62,906,265

	Automotive – 2.0%
25,580,000	American Honda Finance Corp., 0.550%, 7/12/2024	25,395,118
6,147,000	Cummins, Inc., 5.650%, 3/01/2098	7,929,077
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,630,252
9,966,000	General Motors Co., 5.200%, 4/01/2045	11,443,055
27,915,000	General Motors Co., 5.400%, 4/01/2048	33,091,323
640,000	General Motors Co., 5.950%, 4/01/2049	812,107
9,600,000	General Motors Co., 6.250%, 10/02/2043	12,294,585
95,000	General Motors Co., 6.750%, 4/01/2046	128,234
24,360,000	Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023, 144A	24,457,601
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	3,108,396

		125,289,748

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Banking – 9.0%
$300,000	Ally Financial, Inc., 3.875%, 5/21/2024	$324,077
39,613,000	Ally Financial, Inc., 4.625%, 3/30/2025	44,062,892
2,835,000	Ally Financial, Inc., 5.750%, 11/20/2025	3,220,779
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,978,337
10,155,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	11,402,034
5,800,000	Banco Santander S.A., 2.749%, 12/03/2030	5,524,643
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	52,946,587
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	112,139
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	28,499,033
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	4,855,419
18,255,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	18,281,287
3,335,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	3,339,169
22,500,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	24,509,925
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	509,142
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,361,150
7,155,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	7,662,361
15,615,000	Credit Suisse AG, 0.495%, 2/02/2024	15,439,175
14,200,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	15,834,281
3,390,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A	3,609,503
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,816,590
9,260,000	Deutsche Bank AG, (fixed rate to 9/18/2023, variable rate thereafter), 2.222%, 9/18/2024	9,505,091
6,235,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	6,438,179
23,870,000	Goldman Sachs Group, Inc. (The), Series FXD, 0.481%, 1/27/2023	23,837,274
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	79,113,196
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	33,084,657
100,000	KeyBank NA, 6.950%, 2/01/2028	123,165

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Banking – continued
$30,210,000	Morgan Stanley, (fixed rate to 1/25/2023, variable rate thereafter), MTN, 0.529%, 1/25/2024	$30,154,935
1,845,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	2,084,583
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	22,129,783
25,560,000	Nationwide Building Society, 0.550%, 1/22/2024, 144A	25,437,056
15,160,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	16,028,444
20,295,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	21,913,323
11,950,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	11,931,329
16,790,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	16,314,269
7,090,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	8,047,077
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	4,213,607

		556,644,491

	Brokerage – 0.6%
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	25,062,936
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	10,919,136

		35,982,072

	Building Materials – 1.3%
18,480,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	18,036,480
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	17,498,832
5,955,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	6,523,702
488,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	497,858
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	3,458,108
23,975,000	Owens Corning, 7.000%, 12/01/2036	32,757,506
2,655,000	Vulcan Materials Co., 3.500%, 6/01/2030	2,846,824

		81,619,310

	Cable Satellite – 1.7%
9,425,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	9,443,756
2,826,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	2,880,259

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Cable Satellite – continued
$315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	$318,938
550,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	589,875
30,810,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	33,050,358
6,695,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.750%, 4/01/2048	8,139,364
240,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	252,779
2,360,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	2,607,800
470,000	Sirius XM Radio, Inc., 4.625%, 7/15/2024, 144A	484,147
2,416,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	2,534,505
865,000	Sirius XM Radio, Inc., 5.375%, 7/15/2026, 144A	893,112
200,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	216,250
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	19,122,079
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	18,718,000
800,000	Videotron Ltd., 5.000%, 7/15/2022	832,000
2,185,000	Virgin Media Secured Finance PLC, 5.500%, 8/15/2026, 144A	2,267,167
1,421,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,479,616

		103,830,005

	Chemicals – 1.2%
4,330,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	4,282,370
9,180,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	9,222,871
6,060,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	6,085,998
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	30,628,809
3,740,000	FMC Corp., 3.450%, 10/01/2029	3,937,191
2,075,000	FMC Corp., 4.500%, 10/01/2049	2,344,231
8,145,000	LYB International Finance III LLC, 4.200%, 10/15/2049	8,654,425
11,480,000	Nutrition & Biosciences, Inc., 2.300%, 11/01/2030, 144A	11,127,622

		76,283,517

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Collateralized Mortgage Obligations – 0.0%
$ 1,467,296	New Residential Mortgage Loan Trust, Series 2020-NPL2, Class A1, 3.228%, 8/25/2060, 144A(d)	$1,478,174

	Consumer Cyclical Services – 2.0%
20,300,000	Amazon.com, Inc., 2.500%, 6/03/2050	18,157,136
9,850,000	Booking Holdings, Inc., 4.500%, 4/13/2027	11,429,250
16,000,000	Booking Holdings, Inc., 4.625%, 4/13/2030	18,637,692
1,205,000	eBay, Inc., 4.000%, 7/15/2042	1,277,227
5,765,000	Expedia Group, Inc., 2.950%, 3/15/2031, 144A	5,686,020
30,201,000	Expedia Group, Inc., 3.250%, 2/15/2030	30,395,672
4,928,000	Expedia Group, Inc., 3.800%, 2/15/2028	5,219,612
9,925,000	Expedia Group, Inc., 4.625%, 8/01/2027, 144A	11,032,828
2,365,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	2,735,624
4,402,000	IHS Markit Ltd., 4.250%, 5/01/2029	4,958,545
7,980,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	8,691,816
4,965,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	5,484,243

		123,705,665

	Consumer Products – 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,948,476
4,580,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	4,467,881

		13,416,357

	Diversified Manufacturing – 0.5%
13,920,000	Carrier Global Corp., 2.722%, 2/15/2030	14,046,576
6,010,000	General Electric Co., 3.625%, 5/01/2030	6,470,753
2,865,000	General Electric Co., 4.350%, 5/01/2050	3,179,992
5,305,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 0.541%, 5/13/2024(e)	5,239,449

		28,936,770

	Electric – 2.7%
7,435,000	AES Corp. (The), 2.450%, 1/15/2031, 144A	7,087,414

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Electric – continued
$3,695,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	$3,950,251
17,822,675	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	20,335,739
14,855,000	Calpine Corp., 3.750%, 3/01/2031, 144A	14,158,300
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	17,342,349
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	12,648,602
17,070,000	FirstEnergy Corp., Series C, 3.400%, 3/01/2050	14,936,250
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030, 144A	2,565,442
9,641,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	10,507,603
1,435,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	1,535,450
4,437,000	NRG Energy, Inc., 5.750%, 1/15/2028	4,714,312
6,185,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	6,157,648
8,915,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	7,736,128
10,400,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	10,123,040
1,250,000	Pacific Gas & Electric Co., 4.950%, 7/01/2050	1,284,618
2,970,000	Southern California Edison Co., 3.650%, 2/01/2050	2,938,019
850,000	Southern California Edison Co., 4.000%, 4/01/2047	875,596
1,060,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,110,699
24,465,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	25,482,366

		165,489,826

	Finance Companies – 2.4%
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	902,421
23,900,000	Air Lease Corp., 3.125%, 12/01/2030	23,829,146
2,235,000	Air Lease Corp., 3.250%, 10/01/2029	2,242,068
10,270,000	Air Lease Corp., 3.375%, 7/01/2025	10,848,028
345,000	Air Lease Corp., 4.625%, 10/01/2028	378,448
8,426,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	8,246,592

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Finance Companies – continued
$12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	$13,129,747
8,070,000	Aircastle Ltd., 4.400%, 9/25/2023	8,594,690
8,160,000	Aircastle Ltd., 5.000%, 4/01/2023	8,697,377
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	7,026,770
3,865,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	3,765,681
7,510,000	Aviation Capital Group LLC, 5.500%, 12/15/2024, 144A	8,397,231
14,275,000	GE Capital Funding LLC, 4.400%, 5/15/2030, 144A	16,161,478
7,675,000	GE Capital Funding LLC, 4.550%, 5/15/2032, 144A	8,799,777
3,460,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	3,960,870
3,425,000	Navient Corp., 5.000%, 3/15/2027	3,433,563
50,000	Navient Corp., 5.875%, 10/25/2024	52,506
35,000	Navient Corp., 6.500%, 6/15/2022	36,710
145,000	Navient Corp., 6.750%, 6/15/2026	157,180
370,000	Navient Corp., 7.250%, 9/25/2023	400,463
20,000	Navient Corp., MTN, 6.125%, 3/25/2024	21,175
165,000	Navient Corp., MTN, 7.250%, 1/25/2022	170,981
7,805,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	8,195,250
3,655,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	3,517,937
6,585,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	6,338,062

		147,304,151

	Financial Other – 0.1%
1,860,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	1,817,611
2,415,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	2,507,820
3,182,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,285,415

		7,610,846

	Food & Beverage – 2.4%
2,040,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	2,436,869

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Food & Beverage – continued
$14,470,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	$16,417,907
6,002,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 4/15/2048	6,870,970
15,285,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	15,225,083
4,910,000	JBS USA LUX S.A./JBS USA Finance, Inc., 6.750%, 2/15/2028, 144A	5,376,450
10,660,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	11,797,902
26,415,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	27,676,052
6,470,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	6,956,932
9,535,000	PepsiCo, Inc., 1.700%, 10/06/2021	9,596,489
45,980,000	PepsiCo, Inc., 2.000%, 4/15/2021	46,002,370
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,909,421

		150,266,445

	Government Owned - No Guarantee – 0.7%
4,000,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	3,490,000
8,080,000	Equinor ASA, 3.700%, 4/06/2050	8,580,812
11,710,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	11,166,890
20,145,000	Saudi Arabian Oil Co., 3.250%, 11/24/2050, 144A	18,230,209

		41,467,911

	Health Insurance – 0.3%
16,645,000	Centene Corp., 2.500%, 3/01/2031	15,896,308
1,250,000	Centene Corp., 3.000%, 10/15/2030	1,247,925
565,000	Centene Corp., 4.625%, 12/15/2029	611,502

		17,755,735

	Healthcare – 1.8%
19,420,000	Cigna Corp., 4.375%, 10/15/2028	22,217,794
1,261,000	Cigna Corp., 7.875%, 5/15/2027	1,663,165
7,210,000	CVS Health Corp., 3.250%, 8/15/2029	7,620,928
685,000	Encompass Health Corp., 4.750%, 2/01/2030	704,660

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Healthcare – continued
$3,656,000	HCA, Inc., 3.500%, 9/01/2030	$3,686,965
8,810,000	HCA, Inc., 4.125%, 6/15/2029	9,763,112
16,050,000	HCA, Inc., 4.500%, 2/15/2027	18,002,106
26,680,000	HCA, Inc., 5.250%, 6/15/2049	32,647,487
4,806,000	HCA, Inc., 7.050%, 12/01/2027	5,779,215
1,592,000	HCA, Inc., 7.500%, 11/06/2033	2,121,945
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,561,187
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,951,200
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	4,034,420

		112,754,184

	Home Construction – 0.3%
2,450,000	Lennar Corp., 4.750%, 11/29/2027	2,812,894
560,000	Lennar Corp., 4.875%, 12/15/2023	611,705
55,000	Lennar Corp., 5.000%, 6/15/2027	63,250
12,384,000	MDC Holdings, Inc., 6.000%, 1/15/2043	15,630,156

		19,118,005

	Independent Energy – 1.4%
3,195,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	3,304,983
9,925,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	10,237,451
16,455,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	17,153,224
9,310,000	Continental Resources, Inc., 3.800%, 6/01/2024	9,542,750
4,685,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	4,677,249
6,910,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	7,011,024
9,035,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	9,031,747
10,475,000	Hess Corp., 4.300%, 4/01/2027	11,416,079
4,675,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	5,107,017

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Independent Energy – continued
$6,090,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	$6,440,784

		83,922,308

	Integrated Energy – 0.9%
52,303,000	Shell International Finance BV, 1.875%, 5/10/2021	52,384,579

	Leisure – 0.1%
1,985,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	2,004,850
2,750,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	2,763,750

		4,768,600

	Life Insurance – 3.6%
21,550,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	20,794,152
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	7,588,737
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	9,549,879
19,600,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025, 144A	22,395,744
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	15,033,251
2,565,000	Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/2050, 144A	2,530,433
30,030,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	30,750,806
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,564,851
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(c)	41,134,819
23,335,000	New York Life Global Funding, 0.850%, 1/15/2026, 144A(a)	22,802,228
5,760,000	New York Life Insurance Co., 3.750%, 5/15/2050, 144A	6,095,404
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(c)	8,250,992
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,669,239
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	20,005,147

		222,165,682

	Local Authorities – 0.2%
14,455,000	Province of Quebec Canada, 0.600%, 7/23/2025	14,242,078

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Lodging – 0.1%
$1,795,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	$2,008,058
3,525,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	3,459,601
760,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	787,786
205,000	Travel & Leisure Co., 6.000%, 4/01/2027	227,037
235,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	266,807

		6,749,289

	Media Entertainment – 1.4%
23,830,000	Discovery Communications LLC, 4.650%, 5/15/2050	26,277,493
2,610,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	2,629,575
3,625,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	3,728,711
1,530,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	1,623,713
4,640,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	4,976,400
245,000	Netflix, Inc., 4.875%, 4/15/2028	277,156
7,800,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	8,982,012
1,745,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	2,063,550
2,375,000	Netflix, Inc., 5.875%, 11/15/2028	2,872,725
2,795,000	Netflix, Inc., 6.375%, 5/15/2029	3,465,800
2,700,000	ViacomCBS, Inc., 4.200%, 6/01/2029	3,001,464
3,010,000	ViacomCBS, Inc., 4.200%, 5/19/2032	3,364,589
18,215,000	ViacomCBS, Inc., 4.950%, 1/15/2031	21,482,279

		84,745,467

	Metals & Mining – 3.1%
550,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	538,258
1,325,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	1,310,666
6,260,000	Anglo American Capital PLC, 4.000%, 9/11/2027, 144A	6,899,335
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	38,535,698
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	10,072,834

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 3,130,000	Antofagasta PLC, 2.375%, 10/14/2030, 144A	$3,056,758
11,405,000	ArcelorMittal S.A., 7.000%, 3/01/2041	15,562,123
5,890,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	6,317,025
6,325,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	6,439,672
2,930,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	3,107,998
1,975,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	2,149,244
6,175,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	7,351,430
1,770,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	2,129,310
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	8,443,115
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	43,082,062
11,700,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	12,667,723
4,280,000	Newcrest Finance Pty Ltd., 3.250%, 5/13/2030, 144A	4,478,483
1,855,000	Reliance Steel & Aluminum Co., 2.150%, 8/15/2030	1,780,113
395,000	Steel Dynamics, Inc., 3.250%, 1/15/2031	418,041
14,125,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	15,078,899
2,010,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	2,060,109

		191,478,896

	Midstream – 2.7%
22,495,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	23,708,800
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	726,375
7,000,000	Energy Transfer Operating LP, 4.950%, 6/15/2028	7,833,418
36,405,000	Energy Transfer Operating LP, 5.250%, 4/15/2029	41,439,339
15,380,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A	14,828,199
1,435,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	1,481,042
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	15,596,879
85,000	Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042	95,617

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Midstream – continued
$ 375,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	$423,172
14,040,000	MPLX LP, 4.250%, 12/01/2027	15,783,428
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	112,742
225,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	230,500
3,710,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	3,778,359
7,365,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	6,775,086
7,825,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	7,445,145
620,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	606,404
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030	13,965,630
8,405,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	8,646,639

		163,476,774

	Mortgage Related – 0.0%
1,134	FNMA, 6.000%, 7/01/2029	1,295

	Non-Agency Commercial Mortgage-Backed Securities – 1.1%
112,278	Barclays Commercial Mortgage Securities Trust, Series 2013-TYSN, Class A2, 3.756%, 9/05/2032, 144A	112,428
1,410,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	1,430,999
785,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	763,813
405,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.536%, 12/10/2044(d)	393,560
3,205,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.706%, 1/15/2034, 144A(e)	3,155,495
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	12,153,948
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.530%, 10/10/2034, 144A(d)	5,294,658
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.550%, 3/05/2033, 144A(d)	7,700,016
2,390,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(d)	2,396,794
6,079,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(d)	6,105,397
2,095,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.419%, 12/15/2047, 144A(d)	2,139,416
340,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.419%, 12/15/2047, 144A(d)	331,857

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 1,405,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.764%, 10/15/2046(d)	$1,401,310
3,989,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class B, 5.200%, 6/15/2044, 144A(d)	4,025,343
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.455%, 6/15/2044, 144A(b)(c)(d)	2,241,909
945,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	936,419
965,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.813%, 5/10/2063, 144A(d)	890,186
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 4.885%, 5/10/2063, 144A(b)(c)(d)	1,676,500
1,980,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	1,969,663
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.849%, 3/15/2044, 144A(d)	1,144,825
2,585,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class AS, 3.835%, 4/15/2045	2,639,919
1,746,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.808%, 6/15/2045(d)	1,261,949
865,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.808%, 6/15/2045, 144A(b)(c)(d)	441,027
3,620,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	3,745,201
1,290,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(d)	1,298,773

		65,651,405

	Paper – 0.5%
10,460,000	Suzano Austria GmbH, 3.750%, 1/15/2031	10,760,934
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	18,343,899
2,745,000	WRKCo, Inc., 3.000%, 6/15/2033	2,781,190

		31,886,023

	Pharmaceuticals – 1.3%
8,370,000	Merck & Co., Inc., 2.450%, 6/24/2050	7,381,737
2,459,000	Mylan, Inc., 5.200%, 4/15/2048	2,828,166
9,724,000	Mylan, Inc., 5.400%, 11/29/2043	11,419,876
1,440,000	Perrigo Finance Unlimited Co., 3.150%, 6/15/2030	1,413,954
980,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	1,056,146
9,335,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	9,294,113
15,105,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	14,444,156

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$ 6,270,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	$5,505,373
12,646,000	Utah Acquisition Sub, Inc., 5.250%, 6/15/2046	14,875,290
11,805,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	12,029,902

		80,248,713

	Property & Casualty Insurance – 0.5%
5,653,000	American International Group, Inc., 4.200%, 4/01/2028	6,348,493
16,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	17,362,372
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,925,576
3,159,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	3,184,240
1,605,000	Travelers Cos., Inc. (The), 2.550%, 4/27/2050	1,434,533

		31,255,214

	REITs - Health Care – 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,968,954

	REITs - Office Property – 0.0%
2,085,000	Corporate Office Properties LP, 2.750%, 4/15/2031	2,016,149

	REITs - Regional Malls – 0.2%
6,815,000	Simon Property Group LP, 2.650%, 7/15/2030	6,831,160
4,945,000	Simon Property Group LP, 3.800%, 7/15/2050	4,991,322

		11,822,482

	REITs - Shopping Centers – 0.1%
1,600,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	1,569,944
2,280,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,455,927

		4,025,871

	Restaurants – 0.1%
2,375,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	2,511,087
1,890,000	Yum! Brands, Inc., 7.750%, 4/01/2025, 144A	2,067,188

		4,578,275

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Retailers – 1.4%
$ 21,520,000	7-Eleven, Inc., 0.800%, 2/10/2024, 144A	$21,448,883
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	2,260,007
9,720,000	AutoZone, Inc., 3.625%, 4/15/2025	10,585,147
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	16,146,306
365,399	CVS Pass-Through Trust, 5.773%, 1/10/2033, 144A	432,884
382,432	CVS Pass-Through Trust, 6.036%, 12/10/2028	437,151
11,013,670	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036, 144A	12,336,302
1,155,053	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	1,219,632
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	6,059,104
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,264,568
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,370,069

		84,560,053

	Sovereigns – 0.4%
30,040,000	Mexico Government International Bond, 3.771%, 5/24/2061	26,604,626

	Supermarkets – 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	426,632

	Technology – 3.9%
27,985,000	Avnet, Inc., 4.625%, 4/15/2026	30,899,135
10,158,000	Broadcom, Inc., 4.150%, 11/15/2030	10,964,140
17,895,000	Broadcom, Inc., 4.300%, 11/15/2032	19,482,939
10,145,000	Broadcom, Inc., 4.750%, 4/15/2029	11,406,826
12,400,000	Broadcom, Inc., 5.000%, 4/15/2030	14,132,483
1,620,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,604,821
3,900,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	4,109,372
3,950,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	4,195,216
10,115,000	Equinix, Inc., 2.150%, 7/15/2030	9,616,746
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	17,876,697

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Technology – continued
$ 4,610,000	Jabil, Inc., 3.000%, 1/15/2031	$4,576,334
7,440,000	Jabil, Inc., 4.700%, 9/15/2022	7,866,767
16,735,000	KLA Corp., 5.650%, 11/01/2034	20,925,090
25,479,000	Micron Technology, Inc., 4.663%, 2/15/2030	28,942,528
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	12,496,065
3,980,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	4,229,317
2,225,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030, 144A	2,349,495
1,055,000	Open Text Corp., 3.875%, 2/15/2028, 144A	1,063,303
1,015,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	1,028,895
25,480,000	Oracle Corp., 3.600%, 4/01/2050	24,679,465
970,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	1,033,099
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	10,151,295

		243,630,028

	Transportation Services – 0.2%
9,670,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	10,254,938

	Treasuries – 10.1%
206,825,000	U.S. Treasury Note, 0.125%, 4/30/2022(a)	206,905,790
173,275,000	U.S. Treasury Note, 0.125%, 6/30/2022(a)	173,315,612
119,815,000	U.S. Treasury Note, 0.125%, 12/31/2022(a)(g)	119,763,517
123,030,000	U.S. Treasury Note, 0.375%, 3/31/2022(a)	123,395,245

		623,380,164

	Wireless – 2.1%
21,805,000	American Tower Corp., 2.100%, 6/15/2030	20,749,487
6,830,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	6,668,286
2,295,000	Crown Castle International Corp., 2.250%, 1/15/2031	2,205,833
3,725,000	Crown Castle International Corp., 3.300%, 7/01/2030	3,899,128
22,660,000	Crown Castle International Corp., 3.650%, 9/01/2027	24,693,405

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Wireless – continued
$ 6,615,000	Crown Castle International Corp., 4.000%, 3/01/2027	$7,325,182
730,000	Crown Castle International Corp., 4.150%, 7/01/2050	778,830
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	769,192
1,545,000	Sprint Corp., 7.250%, 9/15/2021	1,583,779
15,320,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	15,434,900
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	7,621,737
36,385,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	39,490,824
980,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	1,002,663

		132,223,246

	Wirelines – 2.4%
9,487,000	AT&T, Inc., 3.500%, 9/15/2053, 144A	8,767,276
364,000	AT&T, Inc., 3.550%, 9/15/2055, 144A	333,099
20,495,000	AT&T, Inc., 3.650%, 6/01/2051	19,822,610
515,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	470,745
3,245,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	3,087,250
61,415,000	AT&T, Inc., 4.300%, 2/15/2030	69,139,261
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	881,999
20,585,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	25,327,372
3,225,000	Verizon Communications, Inc., 2.875%, 11/20/2050	2,866,321
11,880,000	Verizon Communications, Inc., 3.000%, 11/20/2060	10,313,888
9,275,000	Verizon Communications, Inc., 3.550%, 3/22/2051	9,261,985

		150,271,806

	Total Non-Convertible Bonds (Identified Cost $5,336,372,696)	5,614,199,071

Convertible Bonds – 1.5%
	Airlines – 0.1%
5,165,000	Southwest Airlines Co., 1.250%, 5/01/2025	8,867,659

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
	Cable Satellite – 0.3%
$ 9,050,000	DISH Network Corp., 2.375%, 3/15/2024	$8,699,313
13,110,000	DISH Network Corp., 3.375%, 8/15/2026	12,602,643

		21,301,956

	Communications – 0.1%
4,520,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(l)	4,271,400

	Consumer Cyclical Services – 0.2%
4,300,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(l)	4,693,450
3,795,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(h)	3,588,647
3,845,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(l)	4,039,653

		12,321,750

	Electric – 0.1%
4,030,000	NRG Energy, Inc., 2.750%, 6/01/2048	4,694,276

	Healthcare – 0.1%
9,070,000	Teladoc Health, Inc., 1.250%, 6/01/2027, 144A	10,079,491

	Lodging – 0.1%
3,045,000	Marriott Vacations Worldwide Corp., Zero Coupon, 0.000%, 1/15/2026, 144A(l)	3,606,422

	Pharmaceuticals – 0.4%
5,120,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	5,180,928
13,985,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	13,713,691
495,000	Livongo Health, Inc., 0.875%, 6/01/2025, 144A	839,322
3,445,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	4,631,372

		24,365,313

	Technology – 0.1%
545,000	Bentley Systems, Inc., 0.125%, 1/15/2026, 144A	563,290
3,925,000	Shift4 Payments, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(l)	4,908,605

		5,471,895

	Total Convertible Bonds (Identified Cost $91,084,745)	94,980,162

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Municipals – 0.1%
	Virginia – 0.1%
$ 7,515,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $7,254,602)	$7,886,766

	Total Bonds and Notes (Identified Cost $5,434,712,043)	5,717,065,999

Collateralized Loan Obligations – 3.1%
1,585,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 3.100%, 4/23/2034, 144A(e)(f)(i)	1,585,000
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 1.874%, 7/20/2031, 144A(e)	14,833,783
4,650,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 1.911%, 7/15/2031, 144A(e)	4,648,844
4,075,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3-month LIBOR + 1.500%, 1.741%, 10/15/2030, 144A(e)	4,062,569
1,651,667	Atrium XV, Series 15A, Class D, 3-month LIBOR + 3.000%, 3.218%, 1/23/2031, 144A(e)	1,652,086
2,240,000	Battalion CLO XIV Ltd., Series 2019-14A, Class B1, 3-month LIBOR + 2.100%, 2.324%, 4/20/2032, 144A(e)	2,257,756
6,995,000	Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class BR, 3-month LIBOR + 1.550%, 1.773%, 7/18/2027, 144A(e)	6,981,348
636,048	Black Diamond CLO Ltd., Series 2013-1A, Class BR, 3-month LIBOR + 2.500%, 2.723%, 2/06/2026, 144A(e)	636,141
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.700%, 1.941%, 7/15/2031, 144A(e)	2,521,115
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR2, 3-month LIBOR + 1.800%, 2.023%, 10/17/2031, 144A(e)	6,510,565
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 1.641%, 1/15/2031, 144A(e)	3,338,376
1,030,000	Dryden 86 CLO Ltd., Series 2020-86A, Class B, 3-month LIBOR + 2.200%, 2.423%, 7/17/2030, 144A(e)	1,034,532
1,250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3-month LIBOR + 1.650%, 1.868%, 10/25/2031, 144A(e)	1,248,828
4,465,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 1.882%, 11/22/2031, 144A(e)	4,470,038
9,755,000	Gallatin CLO VIII Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.650%, 1.891%, 7/15/2027, 144A(e)	9,769,673
5,405,000	Goldentree Loan Management U.S CLO 3 Ltd., Series 2018-3A, Class B1, 3-month LIBOR + 1.550%, 1.774%, 4/20/2030, 144A(e)	5,411,056
9,790,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class B1R, 3-month LIBOR + 1.700%, 1.922%, 10/22/2025, 144A(a)(e)	9,804,824
13,735,000	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3-month LIBOR + 1.480%, 1.704%, 4/20/2031, 144A(e)	13,764,495
3,545,000	Invesco CLO Ltd, Series 2021-1A, Class D, 3-month LIBOR + 3.050%, 4/15/2034, 144A(e)(f)(k)	3,545,000
1,000,000	Jamestown CLO IX Ltd., Series 2016-9A, Class A2R, 3-month LIBOR + 1.850%, 2.074%, 10/20/2028, 144A(e)	998,975
4,475,000	Madison Park Funding XII Ltd., Series 2014-12A, Class CR, 3-month LIBOR + 2.350%, 2.574%, 7/20/2026, 144A(a)(e)	4,473,197
13,180,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3-month LIBOR + 1.700%, 1.922%, 10/22/2030, 144A(e)	13,114,874

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$ 2,770,000	Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, 3-month LIBOR + 1.900%, 2.124%, 4/20/2026, 144A(e)	$2,775,730
1,450,000	Marble Point CLO X Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.800%, 2.041%, 10/15/2030, 144A(e)	1,447,893
2,105,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.100%, 4/15/2034, 144A(e)(f)	2,105,000
545,455	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class A2R2, 3-month LIBOR + 1.700%, 1.924%, 10/21/2030, 144A(e)	544,219
1,750,000	OCP CLO Ltd., Series 2015-9A, Class BR, 3-month LIBOR + 1.750%, 1.991%, 7/15/2027, 144A(e)	1,741,123
14,755,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3-month LIBOR + 1.550%, 1.770%, 1/17/2032, 144A(e)	14,710,810
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3-month LIBOR + 1.600%, 1.841%, 7/15/2030, 144A(e)	2,001,751
1,986,282	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3-month LIBOR + 1.800%, 2.018%, 10/24/2030, 144A(e)	1,988,351
7,170,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 1.693%, 4/16/2031, 144A(e)	7,093,009
3,605,000	OZLM XXIV Ltd., Series 2019-24A, Class A2A, 3-month LIBOR + 2.250%, 2.474%, 7/20/2032, 144A(e)	3,625,475
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 1.509%, 4/20/2034, 144A(e)	1,730,000
1,015,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2, 3-month LIBOR + 1.850%, 2.068%, 10/25/2031, 144A(e)	1,013,462
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3-month LIBOR + 3.250%, 4/20/2034, 144A(e)(f)(i)(k)	6,680,000
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 1.923%, 10/18/2031, 144A(e)	3,328,413
1,610,000	Voya CLO Ltd., Series 2016-3A, Class A3R, 3-month LIBOR + 1.750%, 1.973%, 10/18/2031, 144A(e)	1,614,650
6,235,000	Voya CLO Ltd., Series 2018-3A, Class B, 3-month LIBOR + 1.650%, 1.891%, 10/15/2031, 144A(e)	6,245,345
14,756,924	Zais CLO 6 Ltd., Series 2017-1A, Class A1, 3-month LIBOR + 1.370%, 1.611%, 7/15/2029, 144A(a)(e)	14,766,205

	Total Collateralized Loan Obligations (Identified Cost $186,275,705)	190,074,511

Shares
Preferred Stocks – 1.3%
	Banking – 0.8%
17,551	Bank of America Corp., Series L, 7.250%	24,536,298
18,269	Wells Fargo & Co., Class A, Series L, 7.500%	25,894,663

		50,430,961

	Electric – 0.1%
113,793	NextEra Energy, Inc., 5.279%	5,636,167

	Food & Beverage – 0.3%
138,889	Bunge Ltd., 4.875%	15,997,436

Shares	Description	Value (†)
Preferred Stocks – continued
	Healthcare – 0.1%
55,158	Boston Scientific Corp., Series A, 5.500%	$5,916,247

	Total Preferred Stocks (Identified Cost $75,064,025)	77,980,811

Principal Amount
Short-Term Investments – 2.6%
$158,962,924	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $158,962,924 on 4/01/2021 collateralized by $35,120,000 U.S. Treasury Note, 0.125% due 8/31/2024 valued at $36,088,469; $6,040,200 U.S. Treasury Inflation Indexed Note, 0.125% due 10/15/2024 valued at $6,665,039; $115,342,700 U.S. Treasury Note, 1.500% due 9/30/2024 valued at $119,388,691 including accrued interest(j) (Identified Cost $158,962,924)	158,962,924

	Total Investments – 99.5% (Identified Cost $5,855,014,697)	6,144,084,245
	Other assets less liabilities – 0.5%	32,934,020

	Net Assets – 100.0%	$6,177,018,265

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$88,222,165	1.4%	$8,265,000	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(b)	Illiquid security.

(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2021, the value of these securities amounted to $88,222,165 or 1.4% of net assets.

(d)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.

(e)	Variable rate security. Rate as of March 31, 2021 is disclosed.

(f)	Level 3 security. Value has been determined using significant unobservable inputs.

(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(i)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $8,265,000 or 0.1% of net assets.

(j)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(k)	New issue unsettled as of March 31, 2021. Coupon rate does not take effect until settlement date.

(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $2,293,736,201 or 37.1% of net assets.
ABS	Asset-Backed Securities
ARS	Auction Rate Security
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SLM	Sallie Mae

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2021	3,900	$579,981,589	$560,381,250	$19,600,339
Ultra Long U.S. Treasury Bond	6/21/2021	446	84,179,288	80,823,562	3,355,726

Total					$22,956,065

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$194,561,002	$20,156,478	(a)	$214,717,480
All Other Non-Convertible Bonds*	—	5,399,481,591	—		5,399,481,591

Total Non-Convertible Bonds	—	5,594,042,593	20,156,478		5,614,199,071

Convertible Bonds*	—	94,980,162	—		94,980,162
Municipals*	—	7,886,766	—		7,886,766

Total Bonds and Notes	—	5,696,909,521	20,156,478		5,717,065,999

Collateralized Loan Obligations	—	176,159,511	13,915,000	(b)	190,074,511
Preferred Stocks
Food & Beverage	—	15,997,436	—		15,997,436
All Other Preferred Stocks*	61,983,375	—	—		61,983,375

Total Preferred Stocks	61,983,375	15,997,436	—		77,980,811

Short-Term Investments	—	158,962,924	—		158,962,924

Total Investments	61,983,375	6,048,029,392	34,071,478		6,144,084,245

Futures Contracts (unrealized appreciation)	22,956,065	—	—		22,956,065

Total	$84,939,440	$6,048,029,392	$34,071,478		$6,167,040,310

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Valued using broker-dealer bid prices ($5,650,000) or fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker ($8,265,000).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or March 31, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Other	$21,594,566		$—	$2,349	$1,174,270	$—	$(2,614,707)	$—	$—	$20,156,478	$1
Collateralized Loan Obligations	14,755,000		—	—	—	13,915,000	—	—	(14,755,000)	13,915,000	—
Preferred Stocks
Energy	—	(a)	—	(3,487,753)	3,487,753	—	—	—	—	—	—

Total	$36,349,566		$—	$(3,485,404)	$4,662,023	$13,915,000	$(2,614,707)	$—	$(14,755,000)	$34,071,478	$1

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $14,755,000 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. At December 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2021 this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended March 31, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2021:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$ 22,956,065

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of March 31, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 20,063,484	$ 20,063,484

Industry Summary at March 31, 2021 (Unaudited)

Treasuries	10.1%
Banking	9.8
ABS Car Loan	7.3
ABS Home Equity	5.6
Technology	4.0
Aerospace & Defense	3.8
Life Insurance	3.6
ABS Other	3.5
Metals & Mining	3.1
Electric	2.9
Food & Beverage	2.7
Midstream	2.7
Wirelines	2.4
Finance Companies	2.4
Consumer Cyclical Services	2.2
Wireless	2.1
Healthcare	2.0
Automotive	2.0
Cable Satellite	2.0
Other Investments, less than 2% each	19.6
Collateralized Loan Obligations	3.1
Short-Term Investments	2.6

Total Investments	99.5
Other assets less liabilities (including futures contracts)	0.5

Net Assets	100.0%